FAIR VALUE AND RISK MANAGEMENT - Risk Management - Credit risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk Management
Percentage of trust's rental revenue	100.00%	100.00%
Magna | Credit risk
Risk Management
Percentage of trust's rental revenue	24.00%	23.00%